Share capital (Details) - Buyback Program - USD ($) $ in Millions		6 Months Ended
	Jan. 08, 2019	Jun. 30, 2019
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, number of shares authorized to be repurchased (in shares)	1,000,000.0
Stock repurchased (in shares)		496,235
Stock repurchased		$ 65.1
Maximum
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, authorized percentage	10.00%